Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (20,126)	$ 842,772	$ 1,357,951	$ (2,200,201)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	114,110	94,884	413,932	296,935
Bad debt (recovery) expense	(2,097)	(2,634)	(11,187)	54,834
Parts and supplies reserve change		4,500	9,000	15,000
Amortization of deferred financing costs	25,935	25,935	103,739	117,091
Amortization of beneficial conversion option				11,786
Amortization of debt discount	26,666	26,666	106,666	88,889
Amortization of right of use asset	154,505	129,560	635,649	405,227
Stock issued for services	57,500	57,500	57,500	57,500
Stock options compensation	22,960	23,098	92,253	58,770
Note conversion stock issue expense				141,000
Warrant issue expense				236,761
Interest on converted debt				176,106
Amortization of original issue discount on notes				18,296
Gain on extinguishment of debt		(845,083)	(845,083)	(287,426)
Change in fair value of earnout liabilities	64,204	69,950	141,414	1,554,800
Changes in operating assets and liabilities:
Accounts receivable	279,757	(260,009)	(372,492)	605,094
Accounts receivable, unbilled	(29,204)	177,371	78,740	(224,128)
Parts and supplies	10,978	(593)	(5,907)	796
Prepaid expenses and other current assets	(89,788)	(65,309)	(93,745)	6,745
Accounts payable and accrued expenses	85,739	227,897	141,562	(645,596)
Lease liabilities, current and long-term	(146,219)	(129,759)	(618,986)	(396,292)
Deferred compensation	(20,166)			(16,338)
Accrued interest, current and long-term		442	442	5,940
Deferred revenues	(58,583)	(50,319)	198,518	43,399
Total adjustments	496,297	(515,903)	32,015	2,325,189
Net cash provided by operating activities	476,171	326,869	1,389,966	124,988
Cash flows from investing activities:
Cash paid to acquire business, net of cash acquired				(4,019,098)
Purchases of property and equipment	(56,043)	(231,699)	(590,485)	(76,854)
Net cash used in investing activities	(56,043)	(231,699)	(590,485)	(4,095,952)
Cash flows from financing activities:
Payment of earnout liabilities			(954,733)
Proceeds from issuance of common stock				3,167,500
Offering costs paid on issuance of common stock				(307,867)
Payment of deferred financing costs				(175,924)
Proceeds from notes payable				3,008,700
Repayment of notes payable				(170,000)
Repayment of notes payable - related parties				(47,728)
Net cash (used in) provided by financing activities			(954,733)	5,474,681
Net increase in cash	420,128	95,170	(155,252)	1,503,717
Cash - beginning of period	1,752,630	1,907,882	1,907,882	404,165
Cash - end of period	2,172,758	2,003,052	1,752,630	1,907,882
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	60,000	60,000	242,545	202,291
Cash paid during the period for income taxes	$ 1,303	$ 913	4,595	117,072
Supplemental disclosure of non-cash financing activities:
Accrued interest notes payable converted to equity				796,074
Accrued interest notes payable related parties converted to equity				238,883
Discount on notes payable for beneficial conversion feature				320,000
Discount on notes payable for warrants				135,292
Notes payable converted to equity				3,421,063
Notes payable converted to equity - related parties				1,465,515
Right-of-use asset obtained in exchange for operating lease liability			1,836,256
Supplemental disclosure of non-cash investing activities relating to business acquisitions:
Cash				17,269
Accounts receivable				1,122,737
Accounts receivable, unbilled				276,023
Parts and supplies				91,396
Prepaid expenses				73,116
Other current assets				5,954
Right of use assets				2,885,618
Property and equipment				735,885
Intangible assets				1,361,000
Accounts payable				(168,749)
Accrued expenses				(162,426)
Lease liabilities				(2,947,684)
Federal and state taxes payable				(168,900)
Deferred revenues				(198,659)
Deferred tax liabilities, net				(149,900)
Net assets acquired in acquisition				2,772,680
Total goodwill acquired in acquisition				2,322,887
Total purchase price of acquisition				5,095,567
Purchase price of business acquisition financed with earnout liability				(889,200)
Purchase price of business acquisition financed with installment payments				(170,000)
Cash used in business acquisition				$ 4,036,367